Schedule of Reconciliation of Warrant Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Fair value, Beginning Balance	$ 3,784	$ 3,598	$ 25,962
January 2024 Bridge Loan - Tranche #2 warrant issuance	1,858
Gain recognized in earnings from change in fair value	1,587	(6,164)	(42,109)
Reclassification of warrants from liability classified to equity classified	(2,970)
Fair Value, Ending Balance	$ 4,259	$ 3,784	$ 3,598